UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               JAMES G. WHEZTEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA PRECIOUS METALS AND MINERALS FUND
AUGUST 31, 2013

                                                                      (Form N-Q)

48049-1013                                   (C)2013, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
August 31, 2013 (unaudited)

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES    SECURITY                                                                            (000)
------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (97.7%)

             COMMON STOCKS (97.7%)

             GOLD (85.5%)

             AFRICAN GOLD COMPANIES (5.2%)
 1,500,000   AngloGold Ashanti Ltd. ADR                                                   $     20,055
 4,080,000   Gold Fields Ltd. ADR                                                               21,012
 4,300,000   Harmony Gold Mining Co. Ltd. ADR                                                   15,566
   700,000   Sibanye Gold Ltd. ADR                                                               2,891
                                                                                          ------------
                                                                                                59,524
                                                                                          ------------
             AUSTRALIAN GOLD COMPANIES (8.0%)
 5,550,000   Kingsgate Consolidated Ltd.                                                        11,016
 3,800,000   Newcrest Mining Ltd.                                                               44,848
11,000,000   Oceanagold Corp.*                                                                  19,529
 9,186,000   Perseus Mining Ltd.*                                                                6,105
15,971,414   St. Barbara Ltd.*                                                                  11,443
                                                                                          ------------
                                                                                                92,941
                                                                                          ------------
             EUROPEAN GOLD COMPANIES (6.5%)
24,500,000   Centamin plc*                                                                      16,515
   600,000   Fresnillo plc                                                                      12,115
   600,000   Randgold Resources Ltd. ADR                                                        46,812
                                                                                          ------------
                                                                                                75,442
                                                                                          ------------
             NORTH AMERICAN GOLD COMPANIES (63.3%)
   750,000   Agnico-Eagle Mines Ltd.                                                            22,538
 6,666,500   Alacer Gold Corp.                                                                  20,506
 4,270,000   Alamos Gold, Inc.                                                                  69,687
 2,600,000   Allied Nevada Gold Corp.*                                                          12,064
   750,000   American Bonanza Gold Corp., acquired 10/07/2003; cost $632*(a),(b)                    36
 6,900,000   AuRico Gold, Inc.                                                                  29,532
   240,000   Axmin, Inc., acquired 12/06/2006-06/03/2008; cost $1,806*(a)                           18
 6,900,000   B2Gold Corp.*                                                                      18,342
 1,460,000   Barrick Gold Corp.                                                                 27,959
 4,750,000   Centerra Gold, Inc.                                                                29,989
   242,800   Detour Gold Corp.*                                                                  2,683
 5,132,200   Dundee Precious Metals, Inc.*                                                      32,207
 7,218,100   Eldorado Gold Corp.                                                                61,715
 2,800,000   Goldcorp, Inc.                                                                     82,600
 6,500,000   Great Basin Gold Ltd., acquired 03/30/2012; cost $4,455*(a),(b),(c)                    --
18,400,000   Great Basin Gold Ltd.*(c)                                                              --
 6,100,000   IAMGOLD Corp.                                                                      36,722
 7,750,000   Kinross Gold Corp.                                                                 42,625
 3,000,000   Kirkland Lake Gold, Inc.*                                                          12,845
 1,872,100   Nautilus Minerals, Inc., acquired 02/02/2007-03/11/2009; cost $3,817*(a),(b)          800

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1  | USAA Precious Metals and Minerals Fund

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                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES    SECURITY                                                                            (000)
------------------------------------------------------------------------------------------------------
 2,821,372   New Gold, Inc.*                                                              $     19,018
 1,550,000   Newmont Mining Corp.                                                               49,244
   375,000   Northern Star Mining Corp., acquired 05/05/2006; cost $373*(a),(c)                     --
 5,800,000   Osisko Mining Corp.*                                                               28,799
 2,100,000   Primero Mining Corp.*                                                              11,943
   680,000   Royal Gold, Inc.                                                                   39,460
12,200,000   San Gold Corp.*                                                                     2,317
11,002,886   Semafo, Inc.                                                                       23,086
 4,900,000   Yamana Gold, Inc.                                                                  55,762
                                                                                          ------------
                                                                                               732,497
                                                                                          ------------
             SOUTH AMERICAN GOLD COMPANIES (2.5%)
 2,300,000   Compania de Minas Buenaventura S.A. ADR                                            29,049
                                                                                          ------------
             Total Gold (cost: $1,424,381)                                                     989,453
                                                                                          ------------
             PLATINUM GROUP METALS (1.8%)
 1,925,000   Impala Platinum Holdings Ltd. (cost $19,937)                                       21,235
                                                                                          ------------
             SILVER (10.4%)
 3,450,000   Pan American Silver Corp.                                                          42,159
 1,120,000   Silver Wheaton Corp.                                                               29,512
 2,754,800   Tahoe Resources, Inc.*                                                             49,169
                                                                                          ------------
             Total Silver (cost: $140,380)                                                     120,840
                                                                                          ------------
             Total Common Stocks (cost: $1,584,698)                                          1,131,528
                                                                                          ------------
             WARRANTS (0.0%)

             GOLD (0.0%)

             NORTH AMERICAN GOLD COMPANIES (0.0%)
   150,000   Agnico-Eagle Mines Ltd.                                                                60
 3,250,000   Great Basin Gold Ltd., acquired 03/30/2012; cost $428*(a),(b),(c)                      --
   385,000   Kinross Gold Corp.*                                                                    29
                                                                                          ------------
                                                                                                    89
                                                                                          ------------
             Total Gold (cost: $2,260)                                                              89
                                                                                          ------------
             SILVER (0.0%)
    91,530   Pan American Silver Corp., acquired 12/23/2009; cost $553*(a),(b),(c)                  12
                                                                                          ------------
             Total Warrants (cost: $2,813)                                                         101
                                                                                          ------------
             Total Equity Securities (cost: $1,587,511)                                      1,131,629
                                                                                          ------------
             MONEY MARKET INSTRUMENTS (2.4%)

             MONEY MARKET FUNDS (2.4%)
27,574,188   State Street Institutional Liquid Reserve Fund, 0.07% (d)                          27,574
                                                                                          ------------
             Total Money Market Instruments (cost: $27,574)                                     27,574
                                                                                          ------------

             TOTAL INVESTMENTS (COST: $1,615,085)                                         $  1,159,203
                                                                                          ============

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                                                   Portfolio of Investments |  2

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($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                                TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
 Common Stocks                                $   1,131,528     $        --     $         --     $  1,131,528
 Warrants                                                89              12               --              101
Money Market Instruments:
 Money Market Funds                                  27,574              --               --           27,574
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Total                                         $   1,159,191     $        12     $         --     $  1,159,203
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For the period of June 1, 2013, through August 31, 2013, common stocks with a fair value of $93,531,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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3  | USAA Precious Metals and Minerals Fund

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NOTES TO PORTFOLIO OF INVESTMENTS
August 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Precious Metals and Minerals Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund has three classes of shares: Precious Metals and Minerals Fund Shares (Fund Shares), Precious Metals and Minerals Fund Institutional Shares (Institutional Shares), and Precious Metals and Minerals Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

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4  | USAA Precious Metals and Minerals Fund

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The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair

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5  | USAA Precious Metals and Minerals Fund

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value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities included certain warrants valued using market inputs and other factors deemed by the Manager to appropriately reflect fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of August 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2013, were $118,570,000 and $574,452,000, respectively, resulting in net unrealized depreciation of $455,882,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,158,043,000 at August 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 86.5% of net assets at August 31, 2013.

CATEGORIES AND DEFINITIONS

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

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                                          Notes to Portfolio of Investments |  6

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PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2013, was $866,000, which represented 0.1% of the Fund's net assets.

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) Security was fair valued at August 31, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $12,000, which represented less than 0.1% of net assets of the Fund.

(d) Rate represents the money market fund annualized seven-day yield at August 31, 2013.

*    Non-income-producing security.

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7  | USAA Precious Metals and Minerals Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2013

By:*     /S/ JAMES G. WHETZEL
         --------------------------------------------------------------
         Signature and Title:  James G. Whetzel, Secretary

Date:     10/25/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/29/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/28/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.